UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21835______

_______BlackRock Long-Term Municipal Advantage Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President BlackRock Long-Term Municipal Advantage Trust 40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—187.5%
			Arizona—0.5%
Baa3	$ 1,000		Pima Cnty. Indl. Dev. Auth., Sch. Impvts. Misc. RB, Arizona Charter Schs. Proj., Ser. 0,
			5.25%, 7/01/31	07/16 @ 100	$1,020,060
			California—23.2%
AAA	15,000	[3]	Golden St. Tobacco Sec. Corp., Tobacco Settlement Funded RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	15,626,700
NR4	7,000		Irvine Unified Sch. Dist. Fin. Grp. II, Sch. Impvts. ST, Ser. A, 5.125%, 9/01/36	09/07 @ 103	7,140,490
BBB+	7,250		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity
			Proj., Ser. A, 5.00%, 7/01/39	07/15 @ 100	7,334,100
AAA	15,000	[3]	Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38, MBIA	05/13 @ 101	15,332,850
					45,434,140
			Colorado—1.3%
A+	2,500		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth./Sunbelt Proj.,
			5.125%, 11/15/29	11/16 @ 100	2,610,350
			District of Columbia—13.2%
			Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
BBB	6,880		6.25%, 5/15/24	05/11 @ 101	7,398,339
BBB	15,415		6.50%, 5/15/33	No Opt. Call	18,375,143
					25,773,482
			Florida—1.0%
NR	1,150		Baywinds Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 5.25%, 5/01/37	05/16 @ 100	1,132,761
AAA	865		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	878,667
					2,011,428
			Georgia—16.8%
			City of Atlanta,
AAA	15,000	[3]	Port, Arpt. & Marina RB, Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	15,611,850
AAA	15,000	[3]	Wtr. Util. Impvts. Wtr. RB, 5.00%, 11/01/43, FSA	11/14 @ 100	15,624,600
BBB	1,000		Cobb Cnty. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.00%,
			4/01/33, AMT	04/16 @ 101	1,019,670
BBB-	680		Gainesville Redev. Auth. Edl. Facs., Private Schs. RB, Riverside Military Academy Proj.,
			5.125%, 3/01/27	03/17 @ 100	696,653
					32,952,773
			Illinois—17.9%
AAA	15,000	[3]	Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	15,702,450
			Fin. Auth.,
A-	14,890		Coll. & Univ. RB, Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	04/16 @ 100	15,375,414
BBB-	4,000		Hlth., Hosp. & Nursing Home RB, Proctor Hosp. Proj., 5.125%, 1/01/25	01/16 @ 100	4,075,800
					35,153,664
			Indiana—8.3%
			Carmel Redev. Auth., Econ. Impvts. Lease RB, Performing Arts Ctr. Proj.,
AA	7,230	[3]	4.75%, 2/01/33	02/16 @ 100	7,287,984
AA	6,580	[3]	5.00%, 2/01/33	02/16 @ 100	6,831,159

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Indiana—(cont'd)
Baa2	$ 2,000		Delaware Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Ball Memorial Hosp., Inc.
			Proj., 5.25%, 8/01/36	08/16 @ 100	$2,071,100
					16,190,243
			Kansas—0.4%
A	845		Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Kansas Hlth.
			Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	872,910
			Louisiana—0.8%
Aaa	1,425		St. Tammany Parish Fin. Auth., Sngl. Fam. Hsg. RB, Home Ownership Prog., Ser. A,
			5.25%, 12/01/39	12/16 @ 103	1,495,538
			Maryland—0.5%
NR	1,000		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, King Farm
			Presbyterian Cmnty. Proj., 5.00%, 1/01/17	01/09 @ 100	1,001,770
			Mississippi—0.6%
BBB+	1,215		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%,
			12/01/28	12/16 @ 100	1,207,941
			Montana—2.1%
			Two Rivers Auth., Correctional Fac. Impvts. Misc. RB,
NR	1,500		7.25%, 11/01/21	11/11 @ 107	1,528,620
NR	2,600		7.375%, 11/01/27	11/11 @ 107	2,668,848
					4,197,468
			Nebraska—7.8%
AAA	15,000	[3]	Omaha Pub. Pwr. Dist., Elec., Lt. & Pwr. Impvts. RB, Ser. B, 4.75%, 2/01/36, FGIC	02/16 @ 100	15,341,850
			Nevada—2.3%
AAA	4,325		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	4,434,855
			New Hampshire—2.6%
BBB	5,000		Business Fin. Auth., Indl. Impvts. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27, AMT	05/16 @ 101	5,137,750
			New Jersey—4.0%
AAA	7,335		Tobacco Settlement Fing. Corp., Pub. Impvts. Tobacco Settlement Funded RB, 5.75%,
			6/01/32	06/12 @ 100	7,822,191
			New Mexico—7.8%
BBB	15,000		Farmington Poll. Cntl., Misc. RB, Pub. Svc. Co. of New Mexico Proj., Ser. B, 4.875%,
			4/01/33	04/16 @ 101	15,367,800
			New York—25.3%
A	2,875		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 5.00%, 2/15/47	02/17 @ 100	3,000,436
AA-	15,000	[3]	Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%,
			10/01/35	No Opt. Call	17,171,700
BBB	5,000		Nassau Cnty. Tobacco Settlement Corp., Tobacco Settlement Funded RB, Ser. A2, Zero
			Coupon, 6/01/26	06/16 @ 100	4,546,600
B	7,600		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc.
			Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	9,274,280
AA+	15,000	[3]	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. D, 5.00%, 6/15/39	06/15 @ 100	15,668,700
					49,661,716
			North Carolina—16.2%
AA	13,495	[3]	Charlotte-Mecklenburg Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Carolinas
			Hlth. Care Sys. Proj., Ser. A, 5.00%, 1/15/45	01/15 @ 100	13,950,861
AA-	2,160		Med. Care Comm. Hlth. Care Fac., Hlth., Hosp. & Nursing Home RB, Novant Hlth. Oblig.
			Grp. Proj., 5.00%, 11/01/39	11/16 @ 100	2,247,804

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			North Carolina—(cont'd)
AA+	$ 15,170	[3]	University of North Carolina, Univ. & Coll. Impvts. RB, Ser. A, 4.75%, 12/01/34	12/15 @ 100	$15,565,482
					31,764,147
			Pennsylvania—0.5%
NR	1,000		Harrisburg Auth., Univ. & Coll. Impvts. RB, Harrisburg Univ. of Science Proj., 5.40%,
			9/01/16	No Opt. Call	1,005,150
			Puerto Rico—3.6%
BBB-	6,825		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G.
			Mendez Univ. Sys. Proj., 5.00%, 3/01/36	03/16 @ 100	7,097,522
			South Carolina—1.1%
AA	2,000		Scago Edl. Facs. Corp. for Colleton Sch. Dist., Sch. Impvts. Lease Approp. RB,
			Williamsburg Cnty. Proj., 5.00%, 12/01/31, RAA	12/16 @ 100	2,062,580
			Tennessee—1.8%
A	5,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB,
			Covenant Hlth. Proj., Zero Coupon, 1/01/36	01/17 @ 38.983	1,155,700
AA+	2,215		Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, St.
			Jude’s Children Research Hosp. Proj., 5.00%, 7/01/31	07/16 @ 100	2,313,014
					3,468,714
			Texas—20.1%
BBB	5,000		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	5,053,900
Baa2	10,000		Brazos River Poll. Ctrl. Auth., Swr. Impvts. Misc. RB, TXU Energy Co. LLC Proj., 5.00%,
			3/01/41, AMT	03/11 @ 100	10,020,400
AAA	7,000		Dallas-Fort Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, Ser. A,
			5.00%, 11/01/35, FSA, AMT	11/08 @ 100	7,054,250
B	1,150		HFDC of Central Texas, Inc. Retirement Fac., Hlth., Hosp. & Nursing Home RB, Vlg. at
			Gleannloch Farms Proj., Ser. A, 5.50%, 2/15/27	02/17 @ 100	1,182,120
AAA	34,560		Leander Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/42, PSF	08/14 @ 21.126	5,108,659
AAA	9,150	[3]	New Caney Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/35, PSF	02/15 @ 100	9,590,389
Aaa	1,250		St. Affordable Hsg. Corp., Sngl. Fam. Hsg. RB, Professional Educators Proj., 5.50%,
			12/01/39	02/17 @ 102.50	1,328,125
					39,337,843
			Virginia—3.2%
			Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj.,
NR	3,100		Ser. C, 5.375%, 12/01/26	12/16 @ 100	3,208,686
NR	3,000		Ser. C, 5.40%, 12/01/33	12/16 @ 100	3,087,390
					6,296,076
			Washington—1.8%
			Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj.,
AAA	1,500		4.50%, 10/01/35, FGIC	10/16 @ 100	1,459,845
A	2,000		Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,979,840
					3,439,685
			Wisconsin—2.8%
AA+	5,335		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj.,
			5.00%, 11/15/31	11/16 @ 100	5,526,847
			Total Long-Term Investments (cost $361,823,299)		367,686,493

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			SHORT-TERM INVESTMENTS—1.6%
			Nebraska—0.1%
A-1+	$ 139	[5]	American Pub. Energy Agcy., Nat. Gas Util. Impvts. Nat. Gas RB, Ser. A, 3.63%, 2/01/07,
			FRWD	N/A	$139,000
	Shares
	(000)
			Money Market Fund—1.5%
NR	3,000		AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	3,000,000
			Total Short-Term Investments (cost $3,139,000)		3,139,000
			Total Investments —189.1% (cost $364,962,2996)		$370,825,493
			Liabilities in excess of other assets —2.4%		4,728,791
			Short-term floating rate certificates, including interest payable—(91.5)%		(179,487,019)
			Net Assets —100%		$196,067,265

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3

Security represents underlying bond transferred to a separate securitization trust established in a tender option bond transaction in which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction. The aggregate value of the above mentioned underlying bonds and secured borrowings including interest were $179,306,575 and $179,487,019, respectively at January 31, 2007.

4	Security is deemed to be of investment grade quality by the investment advisor.
5

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2007.

6

Cost for federal income tax purposes is $364,962,074. The net unrealized appreciation on a tax basis is $5,863,419, consisting of $6,166,148 gross unrealized appreciation and $302,729 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
FGIC	— Financial Guaranty Insurance Co.
FRWD	— Floating Rate Weekly Demand
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
PSF	— Public School Fund Guaranteed
RAA	— Radian Asset Assurance
RB	— Revenue Bond
SA	— Special Assessment
ST	— Special Tax
XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures. As a result, management of the Registrant has reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the Registrant’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant’s ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant’s internal control over financial reporting. The Registrant’s controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”). As a result these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant’s financial statements as of and for the period ended October 31, 2006, were stated to appropriately reflect transfers of such securities as secured borrowings and to report the related income and expense. These adjustments had no impact on net assets, net asset value per share or total return.

Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant’s disclosure controls and procedures on January 26, 2007, the Registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BlackRock Long-Term Municipal Advantage Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007